Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,771,000
Previously Paid Amount	0.00
Total Fee Amount	8,232.34
Total Offset Amount	0.00
Net Fee	8,232.34
Narrative - Max Aggregate Offering Price	$ 53,771,000
Final Prospectus	true